Label	Element	Value
Risk Return Abstract	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	Goldman Sachs Trust
Prospectus Date	rr_ProspectusDate	Feb. 28, 2024
Document Creation Date	dei_DocumentCreationDate	Mar. 04, 2024